Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Segment Expenses [Line Items]
Revenue, related party		$ 7,288,094,000			$ 7,288,094
Total revenues	$ 328,512,000	21,839,868,000			21,839,868
Cost of revenue	326,322,000	11,652,662,000			11,652,662
Cost of revenue, related party		7,303,516,000			7,303,516
Gross profit	2,190,000	2,883,690,000			2,883,690
Selling, general and administrative	2,440,000		624,000		3,187,054	2,115,924
Wages and benefits	741,000	1,026,034,000	36,000	144,000,000	1,026,034	144,000
Depreciation and amortization	1,988,000	1,598,742,000			1,598,742
Research and development				745,024,000		745,024
Total operating expenses	5,169,000	5,811,830,000	660,000	3,004,948,000	5,811,830	3,004,948
Loss from operations	(2,979,000)	(2,928,140,000)	(660,000)	(3,004,948,000)	(2,928,140)	(3,004,948)
Interest expense, net	(415,000)				(5,573)
Extinguishment of debt				(265,596,000)		(265,596)
Change in FV of contingent consideration	5,914,000	(3,387,266,000)			3,387,266
Other expense		(32,693,000)			(32,693)
Total other income (expense)	(6,326,000)	3,349,000,000		(265,596,000)	3,349,000	(265,596)
Income (loss) before income taxes	(9,305,000)	420,860,000	(660,000)	(3,270,544,000)	420,860	(3,270,544)
Income taxes	100,000	(497,495,000)			(497,495)
Net income (loss)					918,355	(3,270,544)
Total revenues	328,512,000	21,839,868,000			21,839,868
Property, plant and equipment, net	117,000	126,054			126,054
Intangible assets, net	39,612,000	41,437,559			41,437,559
Revenue [Member]
Schedule of Significant Segment Expenses [Line Items]
Revenue	328,512,000				14,551,774
Malta [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues	3,775,000				21,256,026
Total revenues	3,775,000				21,256,026
Property, plant and equipment, net	111,000	118,886			118,886
Sweden [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues	238,000				583,842
Total revenues	238,000				583,842
Property, plant and equipment, net	6,000	7,168			7,168
Europe [Member]
Schedule of Significant Segment Expenses [Line Items]
Intangible assets, net	8,437,000	8,748,810			8,748,810
United States [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues	324,499,000
Total revenues	324,499,000
Intangible assets, net	$ 31,175,000	$ 32,688,749			$ 32,688,749